Prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments and other current assets
Refundable deposits	¥ 77,479	¥ 89,958
Prepayment	53,030	37,981
VAT recoverable	23,781	29,555
Other current assets	25,898	21,893
Total	¥ 180,188	¥ 179,387